Significant Customer Concentration	12 Months Ended
Dec. 31, 2010
Customer Concentration Risk [Abstract]
Significant Customer Concentration
Note 17
Significant Customer Concentration:

For the year ended December 31, 2010, revenues to the Company's international master distributor (GlobalMed Technologies) were $4,258,826, or 12.2% of total revenues for the period. At December 31, 2010, the accounts receivable balance from GlobalMed Technologies was $470,997, or 14.4% of total net accounts receivable. No one customer represented 10% or more of total revenues for the year ended December 31, 2009 and 2008.